Derivative Warrants Liability (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Beginning Balances	$ 1,063,745	$ 259,716
Exercised		(297,200)
Amount classified to equity upon exercise	(128,965)
Expired	(178,498)
Issued	19,655
Changes in fair value	(925,910)	1,101,229	[1]	$ (117,577)
Ending Balances	28,525	1,063,745		259,716
Series (2015) [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Beginning Balances	554,416	76,768
Exercised
Amount classified to equity upon exercise	(88,803)
Expired	(178,498)
Issued
Changes in fair value	(281,119)	477,648
Ending Balances	5,996	554,416		76,768
Series (2016) [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Beginning Balances	509,329	182,948
Exercised		(297,200)
Amount classified to equity upon exercise	(40,162)
Expired
Issued
Changes in fair value	(466,293)	623,581
Ending Balances	2,874	509,329		182,948
Series (2018) [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Beginning Balances
Exercised
Amount classified to equity upon exercise
Expired
Issued	19,655
Changes in fair value
Ending Balances	$ 19,655

[1]	See Note 2D